Derivative liability - Summary of derivative liability (Details 4) (USD $)	3 Months Ended	12 Months Ended	33 Months Ended	36 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Schedule Of Derivative Liabilities [Roll Forward]
Opening balance	$ 121,000	$ 106,146
Issuance of units	3,681,372	333,356
Dividend Warrant liability acquired on Reverse Acquisition	2,041,680
Change in fair value	2,543,574	(318,502)	(318,502)	2,225,072
Closing balance	$ 8,387,626	$ 121,000	$ 121,000	$ 8,387,626